Future Minimum Lease Payments (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014
Operating Leased Assets [Line Items]
The remainder of 2014	$ 2,346
2015	3,646
2016	3,482
2017	2,939
2018	1,750
Thereafter	6,123
Total minimum lease payments	$ 20,286